UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2003
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  MARCH 31, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 90
Form 13F Information Table Value Total: 154328(x$1000)
List of Other Included Managers: None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      611     4700 SH       Sole                     4700
Abbott Labs                    COM              002824100     1751    46550 SH       Sole                    46550
Adobe Sys Inc                  COM              00724F101      965    31300 SH       Sole                    31300
Agilent Technologies           COM              00846U101      134    10173 SH       Sole                    10173
American Express Co            COM              025816109     2603    78330 SH       Sole                    78330
American International Group   COM              026874107     4042    81747 SH       Sole                    81747
Amgen Inc                      COM              031162100     2124    36900 SH       Sole                    36900
AOL Time Warner                COM              00184A105      564    51894 SH       Sole                    51894
Apollo Group Inc               COM              037604105      624    12500 SH       Sole                    12500
Applied Biosystems OLD         COM              380201038      595    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105      752    59800 SH       Sole                    59800
Automatic Data Processing Inc  COM              053015103     1518    49296 SH       Sole                    49296
Bank of America                COM              060505104      897    13419 SH       Sole                    13419
Bed Bath & Beyond              COM              075896100      332     9600 SH       Sole                     9600
BP Plc Sponsored ADR           COM              055622104     3695    95751 SH       Sole                    95751
Bristol Myers Squibb           COM              110122108      232    11000 SH       Sole                    11000
Cardinal Health Inc            COM              14149Y108      387     6800 SH       Sole                     6800
Carnival Corporation           COM                            1891    78450 SH       Sole                    78450
Caterpillar Inc                COM              149123101      241     4900 SH       Sole                     4900
Chevron Corp                   COM              166764100     2714    41974 SH       Sole                    41974
Cintas Corp Ohio               COM              172908105     1850    56224 SH       Sole                    56224
Cisco Systems                  COM              17275r102     1982   152700 SH       Sole                   152700
Citigroup Inc                  COM              172967101     1419    41183 SH       Sole                    41183
Clear Channel Comm             COM              184502102     1258    37100 SH       Sole                    37100
Coca Cola Co                   COM              191216100      614    15172 SH       Sole                    15172
Corning Inc                    COM              219350105      231    39633 SH       Sole                    39633
Dell Computer Corp             COM                            1019    37300 SH       Sole                    37300
Disney Walt Co                 COM              254687106      412    24200 SH       Sole                    24200
Dow Chem Co                    COM              260543103      389    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109      505    12985 SH       Sole                    12985
Electronic Arts, Inc.          COM              285512109      261     4450 SH       Sole                     4450
Ensco Intl Inc                 COM              26874Q100      411    16100 SH       Sole                    16100
Exxon Mobil Corp               COM              30231G102     5216   149240 SH       Sole                   149240
Federal Natl Mtg Assn          COM              313586109     2347    35910 SH       Sole                    35910
First Data Corp                COM              319963104      740    20000 SH       Sole                    20000
Fiserv Inc                     COM              337738108     3192   101389 SH       Sole                   101389
Flextronics Intl Ltd           COM              Y2573F102      877   100600 SH       Sole                   100600
General Electric Co            COM              369604103    10997   431261 SH       Sole                   431261
Harley Davidson Inc            COM              412822108      431    10850 SH       Sole                    10850
Hewlett Packard Co.            COM              428236103     1615   103842 SH       Sole                   103842
Home Depot, Inc.               COM              437076102     2368    97200 SH       Sole                    97200
Intel Corp                     COM              458140100     3151   193561 SH       Sole                   193561
Interpublic Group Companies, I COM              460690100      535    57550 SH       Sole                    57550
Intl Business Mach             COM              459200101     5940    75732 SH       Sole                    75732
Jefferson Pilot Corp           COM              475070108      526    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     5136    88757 SH       Sole                    88757
JPMorgan Chase & Co            COM              46625H100      680    28664 SH       Sole                    28664
Kohl's Corp.                   COM              500255104      704    12450 SH       Sole                    12450
Lehman Brothers Holdings Inc   COM              524908100      272     4712 SH       Sole                     4712
Linear Technology              COM              535678106     2071    67100 SH       Sole                    67100
Maxim Integrated Inc           COM              57772K101      820    22700 SH       Sole                    22700
Medtronic Inc                  COM              585055106     4040    89550 SH       Sole                    89550
Merck & Co                     COM              589331107     2814    51371 SH       Sole                    51371
Microsoft Corp.                COM              594918104     6197   255986 SH       Sole                   255986
Morgan Stanley                 COM              617446448      324     8461 SH       Sole                     8461
National City Corp             COM              635405103      274     9848 SH       Sole                     9848
Noble Energy, Inc.             COM              655044105      230     6700 SH       Sole                     6700
Nokia Corp ADR                 COM              654902204     2006   143150 SH       Sole                   143150
Oracle Corp.                   COM              68389x105      608    56000 SH       Sole                    56000
Pepsico, Inc.                  COM              713448108     4096   102400 SH       Sole                   102400
Pfizer, Inc.                   COM              717081103     3905   125314 SH       Sole                   125314
Pharmacia Corp                 COM              71713u102      326     7520 SH       Sole                     7520
Procter & Gamble Co            COM              742718109     5575    62604 SH       Sole                    62604
RLI Corp                       COM              749607107      416    15466 SH       Sole                    15466
Royal Dutch Pete               COM              780257804      605    14838 SH       Sole                    14838
Safeway Inc                    COM              786514208      438    23125 SH       Sole                    23125
SBC Communications Inc         COM                             322    16068 SH       Sole                    16068
Schlumberger Ltd               COM              806857108      792    20840 SH       Sole                    20840
Solectron Corp                 COM              834182107      203    67353 SH       Sole                    67353
Staples, Inc.                  COM              855030102      526    28675 SH       Sole                    28675
Starbucks Corp                 COM              855244109     2202    85500 SH       Sole                    85500
State Street Corp.             COM              857477103      678    21431 SH       Sole                    21431
Sun Microsystems               COM              866810104       65    19800 SH       Sole                    19800
Target Corp.                   COM              87612e106      203     6950 SH       Sole                     6950
Transocean Inc Ord             COM              g90078109      372    18188 SH       Sole                    18188
Tyco International Ltd.        COM              h89128104     2593   201645 SH       Sole                   201645
U.S. Bancorp                   COM              902973304      299    15777 SH       Sole                    15777
United Technologies            COM              913017109      362     6258 SH       Sole                     6258
Verizon Comm                   COM              92343V104      459    12998 SH       Sole                    12998
Vodafone Grp ADR               COM              92857W209     1691    92816 SH       Sole                    92816
Wal Mart Stores Inc            COM              931142103     2441    46912 SH       Sole                    46912
Walgreen Co                    COM              931422109     1207    40950 SH       Sole                    40950
Weatherford                    COM              g95089101     2038    53950 SH       Sole                    53950
Wells Fargo & Co               COM              949746101     9575   212818 SH       Sole                   212818
Whole Food Market, Inc.        COM              966837106      223     4000 SH       Sole                     4000
Wyeth                          COM              983024100      811    21441 SH       Sole                    21441
Chestnut Str Exch Fd Sh Partsh                  166668103     9774 37432.300 SH      Sole                37432.300
Liberty Fds Tr VII Newport Tig                  19764n501      176 23379.410 SH      Sole                23379.410
SPDR Tr Unit Ser 1                              78462F103      673     7947 SH       Sole                     7947
The Individuals' Venture Fund                                  150   150000 SH       Sole                   150000